RESERVES (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
RESERVES [Abstract]
Share-based payments reserve	$ 1,602,807	$ 2,287,301	$ 1,897,391
Foreign currency translation reserve	(1,511,579)	(297,166)
Capital reserve	$ 91,228	$ 1,990,135